Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other receivables
Value added tax and other tax receivables	$ 2,320	$ 3,184
Other items	242	910
Total	$ 2,562	$ 4,094